APPROPRIATION OF RETAINED EARNINGS UNDER SUBSIDIARIES´ LOCAL LAW (Details) - 12 months ended Dec. 31, 2018 - Legal Reserve in Thousands	USD ($)	RON ( )
Argentina and Uruguay
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	5.00%
Percentage of entity's share capital	20.00%
Argentina
Disclosure of reserves within equity [line items]
Legal proceedings provision	$ 765,000
Uruguay
Disclosure of reserves within equity [line items]
Legal proceedings provision	$ 42,000
Colombia
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	10.00%
Percentage of entity's share capital	50.00%
Legal proceedings provision	$ 400
Spain
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	10.00%
Percentage of entity's share capital	20.00%
Legal proceedings provision	$ 7,922,000
Brazil
Disclosure of reserves within equity [line items]
Legal proceedings provision	$ 0
LUXEMBOURG
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	5.00%
Percentage of entity's share capital	10.00%
Legal proceedings provision	$ 437,000
Dividend, tax withholding percentage	15.00%
Peru
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	10.00%
Percentage of entity's share capital	20.00%
Legal proceedings provision	$ 0
Mexico
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	5.00%
Legal proceedings provision	$ 68,000
India
Disclosure of reserves within equity [line items]
Legal proceedings provision	17,000
United Kingdom
Disclosure of reserves within equity [line items]
Legal proceedings provision	0
Chile
Disclosure of reserves within equity [line items]
Legal proceedings provision	0
France
Disclosure of reserves within equity [line items]
Legal proceedings provision	0
Belarus
Disclosure of reserves within equity [line items]
Legal proceedings provision	$ 0
Percentage of entity's annual payroll reserve funds for salaries	25.00%
United States of America
Disclosure of reserves within equity [line items]
Legal proceedings provision	$ 0
Romania
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	5.00%
Percentage of entity's share capital	20.00%
Legal proceedings provision |		56
Canada
Disclosure of reserves within equity [line items]
Legal proceedings provision	$ 0